Property, plant and equipment, net - Summary of Property, plant and equipment (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Less: accumulated depreciation	¥ (214,080)	¥ (275,186)
Net book value	205,394	449,387
Computers and servers [Member]
Property, Plant and Equipment, Gross	202,737	175,285
Automobiles for the Group use [Member]
Property, Plant and Equipment, Gross	44,862	42,101
Automobiles for operating leases [Member]
Property, Plant and Equipment, Gross	56,282	417,793
Furniture and fixtures [Member]
Property, Plant and Equipment, Gross	20,952	17,904
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	67,261	71,490
Building [Member]
Property, Plant and Equipment, Gross	¥ 27,380	¥ 0